Debt and Finance Leases - Schedule of Long-term Debt and Finance Leases (Details) - USD ($) $ in Millions				12 Months Ended
	Mar. 21, 2018	Jan. 24, 2017	Jun. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	May 28, 2019	May 24, 2019	May 14, 2019	Nov. 05, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 07, 2017	Aug. 02, 2016	May 23, 2016
Debt Instrument [Line Items]
Long-term debt				$ 6,042	$ 6,691
Finance leases					1
Subtotal long-term debt and finance leases (including current maturities)				6,042	6,692
Less current maturities				(88)	(72)
Less debt issuance costs				(65)	(70)
Discounts				(86)	(101)
Total long-term debt and finance leases				5,803	6,449
Debt Instrument, Unamortized Discount [Abstract]
Total discounts				(86)	(101)
Recourse Debt
Debt Instrument [Line Items]
Long-term debt				6,008	6,523
Recourse Debt | Senior Notes, due 2024
Debt Instrument [Line Items]
Long-term debt				$ 0	733
Interest rate, stated percentage				6.25%
Recourse Debt | Senior Notes, due 2026
Debt Instrument [Line Items]
Long-term debt				$ 1,000	1,000
Interest rate, stated percentage				7.25%										7.25%
Recourse Debt | Senior Notes, due 2027
Debt Instrument [Line Items]
Long-term debt				$ 1,230	1,230
Interest rate, stated percentage				6.625%						6.625%			6.625%
Recourse Debt | Senior Notes, due 2028
Debt Instrument [Line Items]
Long-term debt				$ 821	821
Interest rate, stated percentage				5.75%						5.75%	5.75%	5.75%
Recourse Debt | Senior Notes due 2029
Debt Instrument [Line Items]
Long-term debt				$ 733	0
Interest rate, stated percentage				5.25%			5.25%	5.25%
Recourse Debt | Convertible Senior Notes Due 2048
Debt Instrument [Line Items]
Long-term debt				$ 575	575
Discounts				$ 85	$ 96
Interest rate, stated percentage				2.75%
Effective rate				5.05%	5.02%
Debt Instrument, Unamortized Discount [Abstract]
Total discounts				$ 85	$ 96
Recourse Debt | Senior Secured First Lien Notes, due 2024
Debt Instrument [Line Items]
Long-term debt				$ 600	0
Interest rate, stated percentage				3.75%		3.75%
Recourse Debt | Senior Secured First Lien Notes, due 2029
Debt Instrument [Line Items]
Long-term debt				$ 500	0
Interest rate, stated percentage				4.45%		4.45%
Recourse Debt | Term Loan Facility
Debt Instrument [Line Items]
Long-term debt			$ 1,900	$ 0	1,698				$ 260
Discounts				0	4
Debt Instrument, Unamortized Discount [Abstract]
Total discounts				$ 0	$ 4
Recourse Debt | Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.75%	2.25%	2.75%	1.75%	1.75%
Recourse Debt | Tax-exempt bonds
Debt Instrument [Line Items]
Long-term debt				$ 466	$ 466
Recourse Debt | Tax-exempt bonds | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage				4.125%
Recourse Debt | Tax-exempt bonds | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage				6.00%
Recourse Debt | Senior Secured First Lien Notes, due 2024 and 2029
Debt Instrument [Line Items]
Discounts				$ 1	0
Debt Instrument, Unamortized Discount [Abstract]
Total discounts				1	0
Line of Credit | Revolver Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt				$ 83	0
Line of Credit | Revolver Facility | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				1.75%
Non Recourse Debt
Debt Instrument [Line Items]
Long-term debt				$ 34	168
Non Recourse Debt | Agua Caliente Borrower 1, due 2038
Debt Instrument [Line Items]
Long-term debt				$ 0	86
Interest rate, stated percentage				5.43%
Non Recourse Debt | Midwest Generation, due 2019
Debt Instrument [Line Items]
Long-term debt				$ 0	48
Discounts				$ 0	1
Interest rate, stated percentage				4.39%
Debt Instrument, Unamortized Discount [Abstract]
Total discounts				$ 0	1
Non Recourse Debt | Other
Debt Instrument [Line Items]
Long-term debt				$ 34	$ 34